Segment Information - Major Customers By Reporting Segments (Details) - Revenues - Customer concentration risk	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Saudi Arabian Oil Company
Revenue, Major Customer [Line Items]
Percentage of contract revenues	16.00%	13.00%	16.00%	13.00%
PTT Exploration and Production Public Company Limited
Revenue, Major Customer [Line Items]
Percentage of contract revenues	12.00%	9.00%	10.00%	9.00%
ENI Congo S.A.
Revenue, Major Customer [Line Items]
Percentage of contract revenues	11.00%	14.00%	11.00%	14.00%
Perfomex
Revenue, Major Customer [Line Items]
Percentage of contract revenues	4.00%	17.00%	7.00%	18.00%
Total
Revenue, Major Customer [Line Items]
Percentage of contract revenues	43.00%	53.00%	44.00%	54.00%